Other Operating Expenses/Share-Based Payment Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Other Operating Expenses/Share-Based Payment Expenses [Abstract]
Schedule of Other Operating Expenses
	Year ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Advertising and promotion expenses	52	504	935
Amortization of intangible assets	9	9	9
Bank charges	36	72	2
Depreciation of property, plant and equipment	2,824	11,712	15,455
Donation	327	81	—
IT related costs	275	534	465
Legal and professional fees	534	734	1,014
Premises costs	216	243	310
Travelling expenses	216	208	107
Others	1,188	1,445	2,036
Total	5,677	15,542	20,333